Other Long Term Liabilities (Schedule of other long term liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liability for severance pay	$ 1,266	$ 1,239
Deferred revenues related to non-standard warranty	2,620	1,342
Operating Lease, Liability, Noncurrent	1,914	679
Total Other long term liabilities	5,800	3,260
Other Non-current Liabilities [Member]
Operating Lease, Liability, Noncurrent	$ 1,914	$ 679